Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments and Risk Management Disclosure [Abstract]
Schedule of Foreign Currency Risk	The Company was exposed to the following foreign currency risk as at June 30, 2023 and December 31, 2022:
	June 30, 2023	December 31, 2022
	($)	($)
Cash	2,202,570	245,858
Accounts payable and accrued liabilities	(146,360)	(93,630)
	2,056,210	152,228